John Hancock Mid Cap Equity Fund | Prospectus Class I Shares
JOHN HANCOCK MID CAP EQUITY FUND
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Mid Cap Equity Fund Prospectus Class I Shares Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Mid Cap Equity Fund Prospectus Class I Shares Class I
Management fee		0.80%
Other expenses		0.71%
Total annual fund operating expenses		1.51%
Contractual expense reimbursement	[1]	(0.42%)
Total annual fund operating expenses after expense reimbursements		1.09%
[1]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.09% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	John Hancock Mid Cap Equity Fund Prospectus Class I Shares Class I
1 Year	111
3 Years	436
5 Years	784
10 Years	1,766

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-capitalization companies. The fund considers medium-capitalization companies to be those in the capitalization range of the Russell Midcap Growth Index, which was $336.6 million to $21.2 billion as of December 31, 2012. Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies, but may also invest in securities of foreign issuers.

In managing the fund, the subadviser emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadviser looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The subadviser uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The subadviser also looks for companies with strong senior management and coherent business strategies.

The fund may, to a limited extent, engage in derivatives transactions that include futures contracts, options and foreign currency forward contracts, in each case for the purposes of reducing risk and/or obtaining efficient market exposure.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Calendar year total returns — Class I (%)

Year-to-date total return The fund’s total return for the year ended December 31, 2012 was 13.85%. Best quarter: Q2 ’09, 20.47% Worst quarter: Q3 ’11, -24.02%
Average annual total returns (%) as of 12-31-12
Average Annual Total Returns John Hancock Mid Cap Equity Fund Prospectus Class I Shares	1 Year	5 Year	Inception	Inception Date
Class I before tax	13.85%	0.22%	7.10%	Aug. 04, 2003
Class I After tax on distributions	13.85%	0.22%	6.55%	Aug. 04, 2003
Class I After tax on distributions, with sale	9.00%	0.18%	6.03%	Aug. 04, 2003
Russell Midcap Growth Index	15.81%	3.23%	8.70%	Aug. 04, 2003